UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management Advisors Inc

Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        2/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              82

Form 13F Information Table Value Total:  $  187,574,481
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Veeco Instruments Inc                      Com            922417100   187306     4360          SOLE                Sole      0    0
Magellan Midstream Partners LP             Com            559080106   226000     4000          SOLE                Sole      0    0
United Technologies                        Com            913017109   234192     2975          SOLE                Sole      0    0
Weingarten Realty 8.1% Notes (c091514)     Com            948741848   236498    10350          SOLE                Sole      0    0
Medtronic                                  Com            585055106   237376     6400          SOLE                Sole      0    0
BB&T Capt Trust VI 9.6% 08/01/64 Series B  Com            05531b201   255765     8850          SOLE                Sole      0    0
General Electric                           Com            369604103   259224    14173          SOLE                Sole      0    0
Merck                                      Com            58933y105   275165     7635          SOLE                Sole      0    0
Wesco Financial                            Com            950817106   275202      747          SOLE                Sole      0    0
Wells Fargo Cap VII 5.85%(050133)(cNow)    Com            94979b204   348611    13950          SOLE                Sole      0    0
Public Storage Series M (c010912@25)       Com            74460d232   354632    14208          SOLE                Sole      0    0
Royal Dutch Shell Cl-A ADR                 Com            780259206   384653     5760          SOLE                Sole      0    0
M&T Capital Trust IV 8.50% pfd A (c013113) Com            55292c203   408058    15329          SOLE                Sole      0    0
Texas Instruments                          Com            882508104   419250    12900          SOLE                Sole      0    0
BB&T                                       Com            054937107   445616    16950          SOLE                Sole      0    0
Metabolix                                  Com            591018809   492459    40465          SOLE                Sole      0    0
Enterprise Products Partners               Com            293792107   542178    13030          SOLE                Sole      0    0
Dendreon Corp                              Com            24823Q107   641480    18370          SOLE                Sole      0    0
CVS                                        Com            126650100   661847    19035          SOLE                Sole      0    0
Hain Celestial Group                       Com            405217100   702207    25950          SOLE                Sole      0    0
Symantec                                   Com            871503108   730952    43665          SOLE                Sole      0    0
Cameron International                      Com            13342B105   733556    14460          SOLE                Sole      0    0
Waters                                     Com            941848103   768008     9883          SOLE                Sole      0    0
American Express                           Com            025816109   802346    18694          SOLE                Sole      0    0
Apple Computer                             Com            037833100   817367     2534          SOLE                Sole      0    0
EOG Resources                              Com            26875p101   862453     9435          SOLE                Sole      0    0
Gilead Sciences                            Com            375558103   884618    24410          SOLE                Sole      0    0
BorgWarner                                 Com            099724106   886410    12250          SOLE                Sole      0    0
Joy Global                                 Com            481165108   899598    10370          SOLE                Sole      0    0
Celgene                                    Com            151020104   956590    16175          SOLE                Sole      0    0
Goldman Sachs                              Com            38141g104   982895     5845          SOLE                Sole      0    0
BE Aerospace                               Com            073302101  1010178    27280          SOLE                Sole      0    0
Hershey                                    Com            427866108  1015013    21527          SOLE                Sole      0    0
Sysco                                      Com            871829107  1078098    36670          SOLE                Sole      0    0
Calpine                                    Com            131347304  1111222    83300          SOLE                Sole      0    0
Scotts Miracle Gro Co                      Com            810186106  1155018    22750          SOLE                Sole      0    0
Tractor Supply                             Com            892356106  1207886    24910          SOLE                Sole      0    0
NorthWestern Corp                          Com            668074305  1209707    41960          SOLE                Sole      0    0
Western Gas Partners LP                    Com            958254104  1287144    42480          SOLE                Sole      0    0
Dow Chemical                               Com            260543103  1287761    37720          SOLE                Sole      0    0
FMC Corp                                   Com            302491303  1388089    17375          SOLE                Sole      0    0
Bruker                                     Com            116794108  1411083    85005          SOLE                Sole      0    0
Diageo PLC-Sponsored ADR                   Com            25243q205  1659046    22320          SOLE                Sole      0    0
Itron                                      Com            465741106  1912748    34495          SOLE                Sole      0    0
Southern Cal Edison 6.05% Var Rate Pfd     Com            842400756  1948958    19125          SOLE                Sole      0    0
Xilinx                                     Com            983919101  2064643    71244          SOLE                Sole      0    0
Monsanto                                   Com            61166w101  2083768    29922          SOLE                Sole      0    0
Greenlight Capital                         Com            G4095J109  2100698    78355          SOLE                Sole      0    0
Nordic American Tanker Shipping            Com            g65773106  2186591    84035          SOLE                Sole      0    0
Google Cl A                                Com            38259p508  2287972     3852          SOLE                Sole      0    0
Thermo Fisher Scientific                   Com            883556102  2302422    41590          SOLE                Sole      0    0
Varian Medical Systems                     Com            92220p105  2387389    34460          SOLE                Sole      0    0
Sempra Energy                              Com            816851109  2401747    45765          SOLE                Sole      0    0
Wal-Mart                                   Com            931142103  2543878    47170          SOLE                Sole      0    0
Teva Pharmaceutical ADR                    Com            881624209  2986528    57290          SOLE                Sole      0    0
Cummins                                    Com            231021106  3235996    29415          SOLE                Sole      0    0
Life Technologies                          Com            53217v109  3238592    58353          SOLE                Sole      0    0
Schlumberger                               Com            806857108  3280966    39293          SOLE                Sole      0    0
Cisco                                      Com            17275R102  3477577   171902          SOLE                Sole      0    0
Altera                                     Com            021441100  3576324   100515          SOLE                Sole      0    0

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Costco Wholesale                           Com            22160k105  3752032    51960          SOLE                Sole      0    0
US Bancorp Float Rate Pfd 3.5%min(c041511) Com            902973155  3788630   168234          SOLE                Sole      0    0
3M                                         Com            88579Y101  3893425    45115          SOLE                Sole      0    0
Canadian Natural Resources                 Com            136385101  3952492    88980          SOLE                Sole      0    0
Applied Materials                          Com            038222105  3994797   284327          SOLE                Sole      0    0
Rogers                                     Com            775109200  4079933   117815          SOLE                Sole      0    0
Pepsico                                    Com            713448108  4095211    62685          SOLE                Sole      0    0
Procter & Gamble                           Com            742718109  4322976    67200          SOLE                Sole      0    0
Ultra Petroleum Corp                       Com            903914109  4535284    94940          SOLE                Sole      0    0
Vodafone PLC ADR                           Com            92857w209  4549108   172054          SOLE                Sole      0    0
American Tower Corp Cl A                   Com            029912201  4620231    89470          SOLE                Sole      0    0
Coca Cola                                  Com            191216100  4744648    72140          SOLE                Sole      0    0
Emerson Electric                           Com            291011104  4810856    84150          SOLE                Sole      0    0
Johnson & Johnson                          Com            478160104  5188535    83889          SOLE                Sole      0    0
Sociedad Quimica y Minera de Chile SA      Com            833635105  5698579    97545          SOLE                Sole      0    0
Microsoft                                  Com            594918104  5747785   205940          SOLE                Sole      0    0
Novartis AG ADR                            Com            66987v109  5836050    99000          SOLE                Sole      0    0
Qualcomm                                   Com            747525103  5876516   118741          SOLE                Sole      0    0
Wells Fargo                                Com            949746101  5885764   189925          SOLE                Sole      0    0
Berkshire Hathaway Inc Cl B                Com            084670702  6398786    79875          SOLE                Sole      0    0
Halliburton                                Com            406216101  6656964   163041          SOLE                Sole      0    0
Exxon Mobil                                Com            30231g102  9396325   128506          SOLE                Sole      0    0


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